Significant accounting policies - Summary of Estimated Useful Life of Assets (Detail)	12 Months Ended
Mar. 31, 2021
Buildings (Residential; factory etc.) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 - 60
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	15 - 40
Railway sidings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	15
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 - 6
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	8 - 10
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	8 - 10